Basis of Presentation - Additional Information (Detail) $ in Millions			12 Months Ended
	Nov. 01, 2019 CAD ($)	Nov. 01, 2017 CAD ($)	Oct. 31, 2019
Basis of presentation [line items]
Increase in shareholders' equity before tax		$ 70
Increase in shareholders' equity after tax		$ 44
Increase (decrease) due to application of IFRS 16 [Member]
Basis of presentation [line items]
Increase in assets	$ 2,000
Increase in liabilities	2,100
Decrease in equity before tax	100
Decrease in equity after tax	$ 75
Decrease in captial ratio	0.001
Bottom of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate			20.00%
Top of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate			50.00%
Useful lives of intangible assets other than goodwill			15 years